Short-term trade and other receivables abaut other receivables-Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 GBP (£)
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	€ 156	€ 522
Balance sheet relating to factoring agreements		11
Property, plant and equipment	1,012	772
Long term loans in associates [Member]
Disclosure of short term trade and other receivables [Line Items]
Subordinated loan granted per share holders nominal amount AGS | £			£ 195
Long term loans in associates [Member] | AGS airports holdings limited [Member]
Disclosure of short term trade and other receivables [Line Items]
Subordinated loan granted per share holders nominal amount AGS	235
Trade receivables for sales and services [Member]
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	257	248
Trade receivables for sales and services [Member] | Construction division [Member]
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	197	288
Other receivables [Member]
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	(101)	274
Other receivables [Member] | Advance payments to suppliers member [Member]
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	€ 37	€ 13